PNC OHIO MUNICIPAL MONEY MARKET FUND (Second Prospectus Summary) | PNC OHIO MUNICIPAL MONEY MARKET FUND
PNC OHIO MUNICIPAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income exempt from regular federal income tax and Ohio personal and corporate income tax, consistent with stability of principal and liquidity.
FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC OHIO MUNICIPAL MONEY MARKET FUND		CLASS I	CLASS T
Management Fees		0.20%	0.20%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fees		none	0.10%
Other	[1]	0.12%	0.12%
Other Expenses		0.12%	0.22%
Total Annual Fund Operating Expenses	[1]	0.32%	0.42%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I or Class T Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PNC OHIO MUNICIPAL MONEY MARKET FUND (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	33	103	180	406
CLASS T	43	135	235	530

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in high quality, short-term money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal and corporate income tax, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax ("Ohio municipal money market instruments"). However, some Fund dividends may be taxable if the
Fund, as it is permitted to do, invests some of its assets in taxable instruments.
Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents.

High quality money market instruments are securities that present minimal credit risks as determined by PNC Capital Advisors, LLC (the "Adviser") and generally include securities that are rated at the time of purchase by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities, then by that NRSRO, in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

As a matter of fundamental policy, under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in Ohio municipal money market instruments. The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. Up to 20% of the Fund's assets may be invested in non-Ohio municipal money market instruments, the interest on which is subject to Ohio personal and corporate income tax and/or subject to federal income tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940, including variable and floating rate obligations with longer maturities that are deemed to have remaining maturities of 397 days or less in accordance with Rule 2a-7 due to interest rate resetting provisions and/or demand features. The Fund's dollar-weighted average maturity will not exceed 60 days and the Fund's dollar-weighted average life will not exceed 120 days.
PRINCIPAL RISKS
Credit Risk. The values of debt securities or other instruments may be affected by the ability of issuers or the respective counterparties to make principal and interest payments or otherwise meet their obligations to the Fund. If an issuer cannot or will not meet its payment obligations or if its credit rating is lowered or its financial strength deteriorates, the values of its debt securities or other instruments may fall. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as the
Government National Mortgage Association, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as the
Federal National Mortgage Association, the Federal Home Loan Mortgage
Corporation and Federal Home Loan Banks, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources.

Interest Rate Risk. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the longer the maturity or duration of a debt security (or a portfolio of such securities), the more the value of that security (or portfolio of securities) will change as a result of changes in interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Adviser and its affiliates are under no obligation to support the share price of the Fund. The failure of any money market fund to maintain a stable net asset value could create a widespread risk of increased redemption pressures on all money market funds, including the Fund, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not impact the Fund in the future. The Securities and
Exchange Commission ("SEC") recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC or other regulatory authorities may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

Municipal Obligations Risk. An investment in municipal obligations is subject to municipal securities risk. Changes in the local or national economy, and business or political conditions relating to a particular municipal project, municipality, or state in which the Fund invests may make it difficult for the municipality to make interest and principal payments when due and thus could decrease the value of the Fund's investments in municipal bonds. Municipal obligations also may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress, which could have an adverse effect on the market prices of bonds and thus the value of the Fund's investments. The municipal securities held by a Fund may fail to meet certain legal requirements which allow interest distributed from such securities to be tax-exempt, or changes in federal or state tax laws may cause the prices of municipal securities to fall or could affect the tax-exempt status of municipal securities. Municipal securities are also subject to liquidity risk.

Single State Risk. The Fund's focus on investments in securities of issuers located in a single state leaves the Fund subject to the particular economic, political and regulatory events relating to such securities to a greater extent than if its assets were not so concentrated. Because the Fund invests primarily in securities issued by Ohio and its municipalities, events in Ohio are likely to affect the Fund's investments and its performance. As a result, the Fund is more vulnerable to unfavorable developments in Ohio than are funds that invest in municipal securities of multiple states.

Tax Risk. Distributions of capital gains and other taxable income will be subject to applicable federal, state and local income taxes. Interest on certain municipal securities that are exempt from federal income tax may, nonetheless, be subject to the alternative minimum tax. Shareholders should consult with their tax advisors when determining the taxable nature of any fund distributions for federal, state or local tax purposes. An investment in the Fund may also result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I and Class T Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_353/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2011 was 0.02%.
Calendar Year Total Returns

Best Quarter 0.87% (9/30/07) Worst Quarter 0.01% (12/31/11) The Fund's year-to-date total return for Class I Shares through June 30, 2012 was 0.01%.
AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns PNC OHIO MUNICIPAL MONEY MARKET FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
CLASS I	Class I Shares	0.03%	1.17%	1.41%
CLASS T	Class T Shares	0.03%			0.05%	Apr. 06, 2010